Net Income Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Summary of Computation of Basic EPS and Diluted EPS

The computation of Basic EPS and Diluted EPS is as follows:

	Three Months Ended		Nine Months Ended
(in USD and thousands, except per share data)	September 30,		September 30,
Basic EPS	2025	2024	2025	2024
Numerator
Net income attributable to Viking Holdings Ltd	$514,089	$380,030	$847,664	$48,651
Net income allocated to shares other than ordinary shares and special shares	—	—	—	7,091
Net income allocated to ordinary shares and special shares	$514,089	$380,030	$847,664	$41,560
Denominator
Weighted-average ordinary shares and special shares	443,520	431,604	443,221	339,779
Basic EPS	$1.16	$0.88	$1.91	$0.12

	Three Months Ended		Nine Months Ended
(in USD and thousands, except per share data)	September 30,		September 30,
Diluted EPS	2025	2024	2025	2024
Numerator
Net income allocated to ordinary shares and special shares - Basic	$514,089	$380,030	$847,664	$41,560
Reallocation of income	—	—	—	212
Net income allocated to ordinary shares and special shares - Diluted	$514,089	$380,030	$847,664	$41,772
Denominator
Weighted-average ordinary shares and special shares - Basic	443,520	431,604	443,221	339,779
Dilutive effect of stock based awards	3,118	3,917	2,743	2,143
Weighted-average ordinary shares and special shares - Diluted	446,638	435,521	445,964	341,922
Diluted EPS	$1.15	$0.87	$1.90	$0.12

Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations

For the three and nine months ended September 30, 2025 and 2024, the weighted-average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2025	2024	2025	2024
Series C Preference Shares	N/A	N/A	N/A	80,701
Warrants	N/A	8,731	N/A	8,731
Preference Shares	N/A	N/A	N/A	1,454
Stock based awards	123	—	331	—